GOODWILL AND OTHER INTANGIBLE ASSETS (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Intangible assets
Gross Carrying Amount	$ 24,400,000	$ 24,400,000
Accumulated Amortization	(20,601,800)	(18,895,400)
Net Carrying Value	3,798,200	5,504,600
Goodwill
Goodwill	31,474,280	31,474,280
Amortization expense	1,706,400	2,235,600	2,973,600
Future amortization expense of currently recorded amortizable intangibles
2014	1,243,000
2015	1,027,000
2016	847,000
2017	681,200
Total	3,798,200
Impairment of goodwill	0
Impairments of amortizable intangible assets	0
Customer relationships
Intangible assets
Gross Carrying Amount	11,000,000	11,000,000
Accumulated Amortization	(9,600,416)	(8,881,052)
Net Carrying Value	1,399,584	2,118,948
Agent relationships
Intangible assets
Gross Carrying Amount	700,000	700,000
Accumulated Amortization	(579,508)	(525,464)
Net Carrying Value	120,492	174,536
Vendor relationships
Intangible assets
Gross Carrying Amount	1,700,000	1,700,000
Accumulated Amortization	(1,408,780)	(1,275,244)
Net Carrying Value	291,220	424,756
Trade name
Intangible assets
Gross Carrying Amount	7,000,000	7,000,000
Accumulated Amortization	(5,013,096)	(4,373,880)
Net Carrying Value	1,986,904	2,626,120
Technology
Intangible assets
Gross Carrying Amount	4,000,000	4,000,000
Accumulated Amortization	(4,000,000)	(3,839,760)
Net Carrying Value		$ 160,240